CONCENTRATIONS (Details Narrative)	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Top Customer
Customer revenue concentration	61.00%	52.00%	99.00%
Accounts receivable concentration	22.00%	18.00%	100.00%